Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts receivable, allowance	$ 3,317	$ 3,237
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	Unlimited	Unlimited
Treasury stock, shares (in shares)	516,123	516,123
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued (in shares)	76,292,604	75,612,795
Common stock, outstanding (in shares)	76,292,604	75,612,795
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued (in shares)	13,582,642	13,582,642
Common stock, outstanding (in shares)	13,582,642	13,582,642